Income Tax (Tables)	12 Months Ended
Jan. 02, 2022
Income Tax Disclosure [Abstract]
Schedule of income before income tax domestic and foreign
The following table discloses net loss before income taxes is attributable to the following geographic locations for the fiscal years 2021 and 2020 (in thousands).

	Fiscal Years
	2021	2020
United States	$(125,797)	$(39,637)
Foreign	(77)	(13)

Net loss before income taxes	$(125,874)	$(39,650)

Schedule of effective income tax rate	The difference between the effective tax rate and the U.S. federal statutory tax rate for the fiscal years 2021, and 2020 are as follows:

	Fiscal Years
	2021	2020
Federal statutory tax rate	21.0%	21.0%
State and local income taxes, net of federal benefit	3.7%	4.3%
Change in fair value of convertible promissory notes	—%	(1.3%)
Non-deductible convertible preferred stock warrant expense	(9.4%)	(8.1%)
Federal tax credits	0.3%	0.5%
Share-based compensation	(0.8%)	(0.3%)
Extinguishment of PPP Loan	—%	0.9%
Impact of changes in valuation allowance	(14.6%)	(16.9%)
Other	(0.2%)	(0.1%)

Effective tax rate	—%	—%

Deferred
 tax assets (liabilities) as of January 2, 2022 and December 31, 2020 consist of the following:

Schedule of deferred tax assets (liabilities)

	January 2, 2022	December 31, 2020
Gross deferred tax assets:
Deferred rent	$—	$442
Lease liabilities	2,687	—
Deferred revenue	2,201	1,538
Share-based compensation	1,769	346
Federal and state credit carryovers	4,604	3,994
Federal and state net operating losses	63,522	48,934
Transaction costs	1,656	—
Depreciation and amortization	250	—

Total gross deferred tax assets	76,689	55,254

Valuation allowance	(74,823)	(54,734)

Total deferred tax assets, net of valuation allowance	1,866	520

Deferred tax liabilities:
Depreciation and amortization	—	(520)
Right-of-use asset	(1,866)	—

Total deferred tax liabilities	(1,866)	(520)

Net deferred tax assets	$—	$—

Schedule of unrecognized tax benefits
The activity related to unrecognized tax benefits for the fiscal years 2021, and 2020 are as follows:

	Fiscal Years
	2021	2020
Balance at beginning of fiscal year	$4,368	$3,974
Increases related to current year tax positions	537	394
Increases related to the prior year tax positions	143	—

Balance at end of fiscal year	$5,048	$4,368